Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2024
Critical Accounting Judgments and Key Sources of Estimation Uncertainty [Abstract]
Critical accounting judgments and key sources of estimation uncertainty
4.	Critical accounting judgments and key sources of estimation uncertainty

In the application of the Group’s accounting policies, which are described in note 2, management of the Group is required to make judgments, estimates, and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The judgments, estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

(1) Effective for annual periods beginning on or after January 1, 2025.

(2) Effective for annual periods beginning on or after January 1, 2026.

(3) Effective for annual periods beginning on or after January 1, 2027.

The significant estimates impacting the Group’s consolidated financial statements are as follows:

-	Key assumptions used in impairment testing of Goodwill and on long-lived intangible assets

The Group performs annual impairment testing on Goodwill and long-lived intangible assets, for which key assumptions are used in the calculation of the recoverable amount (see note 12). For impairment testing, goodwill and brands with indefinite useful life are allocated to the group of cash generating units (“CGU”), from which the group has considered that economic and operational synergies of business combinations are generated. The recoverable amounts of the group of CGU have been determined based on the calculations of its fair value less disposal costs, which require the use of estimates.

The most significant of these assumptions are as follows:

●	Discount rate based on the weighted average cost of capital (WACC) of the group of CGU.

●	Average revenue growth rate.

-	Critical estimation on the determination of fair values in business combinations by “Jafra’s Acquisition” and the ongoing impairment assessment of goodwill and long-lived intangible assets.

When business combinations are completed, it is required to apply the acquisition method to recognize the identifiable net assets acquired at fair value, on the acquisition date. Any excess of the consideration paid over the identified net assets is recognized as goodwill, which is evaluated for impairment annually by estimating the recoverable amount which is based on the fair value less disposal costs. For its part, any excess of the net assets identified over the consideration paid is recognized as a gain within the result of the year.

In estimating the fair values of identifiable assets acquired and liabilities assumed, the Company uses observable market data available. When input data is not available, the Company engages a qualified independent appraiser to perform the valuation. Management works closely with the independent qualified appraiser to establish the appropriate valuation techniques, assumptions, input data and criteria to be used in the valuation models.